Document and Entity Information	Nov. 06, 2025
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Nov. 06, 2025
Entity Registrant Name	Velocity Financial, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39183
Entity Tax Identification Number	46-0659719
Entity Address Address Line 1	2945 Townsgate Road, Suite 110
Entity Address City Or Town	Westlake Village
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91361
City Area Code	(818)
Local Phone Number	532-3700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001692376
Amendment Flag	true
Amendment Description	Explanatory NoteThis Amendment to the Current Report on Form 8-K filed with the Securities and Exchange Commission on November 7, 2025 is being filed to include XBRL tagging.
Common stock, par value $0.01 per share
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	VEL
Security Exchange Name	NYSE
Common stock, par value $0.01 per share
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	VEL
Security Exchange Name	CHX